8. Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details
Current	$ 1,759	$ 1,345	$ 1,800
Deferred	178	534	(213)
Total	$ 1,937	$ 1,879	$ 1,587